UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Black River Asset Management LLC
Address: 12700 Whitewater Drive
         Minnetonka, MN 55343

13F File Number: 28-11266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas C. Wagner
Title:  Authorized Signatory
Phone:  952-984-3798


Signature, Place, and Date of Signing:

         Thomas C. Wagner Hopkins, Minnesota     February 14, 2013


Report Type (Check only one.):

[x]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $ 122,160
                                        (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                            TITLE          CUSIP         VALUE    SHARES/ SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            OF CLASS        NUMBER        (x1000)   PRN AMT PRN  CALL  DSCRETN  MANAGERS    SOLE   SHRD   NONE
----------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC       IPATH S&P500 VIX  06740C188          177       5000 SH          Sole                5000
----------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP         PAIRED CTF        143658300        42524    1180242 SH          Sole             1180242
----------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC    COM SER C         530555309        14013     242782 SH          Sole              242782
----------------------------------------------------------------------------------------------------------------------------
NEXEN INC             COM               65334H102        16980     632400 SH          Sole              632400
----------------------------------------------------------------------------------------------------------------------------
PROOFPOINT INC        COM               743424103         4726     383900 SH          Sole              383900
----------------------------------------------------------------------------------------------------------------------------
PSS WORLD MED INC     COM               69366A100         8635     299100 SH          Sole              299100
----------------------------------------------------------------------------------------------------------------------------
ROBBINS & MYERS INC   COM               770196103         1382      23295 SH          Sole               23295
----------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR   PUT               78462F953        33723     236800 SH   PUT    Sole              236800
----------------------------------------------------------------------------------------------------------------------------